Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2023 USD ($) percent		Dec. 31, 2022 USD ($) percent		Dec. 31, 2021 USD ($) percent		Dec. 31, 2020 USD ($) percent
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
The following table provides information about the relationship between compensation actually paid (as determined under SEC rules) to our principal executive officer (“PEO”) and the average our non-PEO NEOs and certain financial performance measures of the Company. For further information concerning the Company’s variable pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Executive Compensation - Compensation Discussion and Analysis.”

Pay Versus Performance Table

Year	Summary Comp- ensation Table Total for PEO (1)	Compen- sation Actually Paid to PEO	Average Summary Compen- sation Table Total for non-PEO NEOs(1)	Average Compen- sation Actually Paid to non-PEO NEOs(1)	Value of Initial Fixed $100 Investment Based on:		Net Income (loss) ($ in thousands)
					Total Shareholder Return(2)	Peer Group Total Shareholder Return(2) (3)		Total Economic Return Percentage(4)
2023	$6,177,239	$5,889,056	$3,822,244	$3,733,285	113.47	79.78	$(6,130)	1.0%
2022	4,230,683	3,702,486	3,084,333	2,907,635	101.29	69.26	143,161	(9.4)%
2021	4,476,138	4,089,845	2,665,564	2,504,410	119.67	94.04	102,261	2.5%
2020	3,875,179	4,813,278	1,976,652	2,327,810	117.01	81.38	177,529	15.2%

Named Executive Officers, Footnote		For 2020-2023, Mr. Boston served as our Chief Executive Officer or PEO. During 2023, our non-PEO NEOs were Mr.Colligan and Ms. Popenoe. For 2022, our non-PEO NEOs were Messrs. Benedetti and Colligan and Ms. Popenoe. For 2020-2021, our non-PEO NEOs were Mr. Benedetti and Ms. Popenoe.
PEO Total Compensation Amount	[1]	$ 6,177,239		$ 4,230,683		$ 4,476,138		$ 3,875,179
PEO Actually Paid Compensation Amount		$ 5,889,056		3,702,486		4,089,845		4,813,278
Adjustment To PEO Compensation, Footnote
Compensation actually paid represents the Summary Compensation Table Total adjusted for the following items:

	Year 2023
Adjustments to Summary Compensation Table Total to Calculate Compensation Actually Paid	PEO	Average for non-PEO NEOs
Decrease for amounts reported under the "Stock Awards" column in the Summary Compensation Table	$(2,931,062)	$(1,633,237)
Increase for fair value at year-end of awards granted during year that remain outstanding and unvested as of year-end	2,962,858	1,656,840
Increase for fair value at vesting date of awards that were granted and vested during the year	—	—
Decrease for change in fair value from prior year-end to current year-end of awards granted in prior years that were outstanding and unvested as of year-end	(303,654)	(109,372)
Decrease for change in fair value from prior year-end to vesting date of awards granted in prior years that vested during year	(16,325)	(3,190)
Total adjustments	$(288,183)	$(88,959)

	Year 2022
Adjustments to Summary Compensation Table Total to Calculate Compensation Actually Paid	PEO	Average for non-PEO NEOs
Decrease for amounts reported under the "Stock Awards" column in the Summary Compensation Table	$(1,480,618)	$(609,194)
Increase for fair value at year-end of awards granted during year that remain outstanding and unvested as of year-end	1,398,422	337,235
Increase for fair value at vesting date of awards that were granted and vested during the year	—	261,096
Decrease for change in fair value from prior year-end to current year-end of awards granted in prior years that were outstanding and unvested as of year-end	(401,858)	(78,797)
Decrease for change in fair value from prior year-end to vesting date of awards granted in prior years that vested during year	(44,143)	(87,038)
Total adjustments	$(528,197)	$(176,698)

	Year 2021
Adjustments to Summary Compensation Table Total to Calculate Compensation Actually Paid	PEO	Average for non-PEO NEOs
Decrease for amounts reported under the "Stock Awards" column in the Summary Compensation Table as well as amounts reported under the "Non-Equity Incentive Plan Compensation" column in the Summary Compensation Table for the portion of the long-term incentive component of the Executive Incentive Plan earned for performance during the three-year performance period ended December 31, 2021 that was paid in shares of the Company's common stock	$(1,623,209)	$(887,360)
Increase for fair value at year-end of awards granted during year that remain outstanding and unvested as of year-end	1,255,337	734,894
Decrease for change in fair value from prior year-end to current year-end of awards granted in prior years that were outstanding and unvested as of year-end	(87,125)	(36,999)
Increase for change in fair value from prior year-end to vesting date of awards granted in prior years that vested during year	68,704	28,311
Total adjustments	$(386,293)	$(161,154)

	Year 2020
Adjustments to Summary Compensation Table Total to Calculate Compensation Actually Paid	PEO	Average for non-PEO NEOs
Decrease for amounts reported under the "Stock Awards" column in the Summary Compensation Table	$(890,775)	$(445,388)
Increase for fair value at year-end of awards granted during year that remain outstanding and unvested as of year-end	1,793,016	785,420
Decrease for change in fair value from prior year-end to current year-end of awards granted in prior years that were outstanding and unvested as of year-end	(6,117)	(1,927)
Increase for change in fair value from prior year-end to vesting date of awards granted in prior years that vested during year	41,975	13,053
Total adjustments	$938,099	$351,158

Non-PEO NEO Average Total Compensation Amount	[1]	$ 3,822,244		3,084,333		2,665,564		1,976,652
Non-PEO NEO Average Compensation Actually Paid Amount	[1]	$ 3,733,285		2,907,635		2,504,410		2,327,810
Adjustment to Non-PEO NEO Compensation Footnote
Compensation actually paid represents the Summary Compensation Table Total adjusted for the following items:

	Year 2023
Adjustments to Summary Compensation Table Total to Calculate Compensation Actually Paid	PEO	Average for non-PEO NEOs
Decrease for amounts reported under the "Stock Awards" column in the Summary Compensation Table	$(2,931,062)	$(1,633,237)
Increase for fair value at year-end of awards granted during year that remain outstanding and unvested as of year-end	2,962,858	1,656,840
Increase for fair value at vesting date of awards that were granted and vested during the year	—	—
Decrease for change in fair value from prior year-end to current year-end of awards granted in prior years that were outstanding and unvested as of year-end	(303,654)	(109,372)
Decrease for change in fair value from prior year-end to vesting date of awards granted in prior years that vested during year	(16,325)	(3,190)
Total adjustments	$(288,183)	$(88,959)

	Year 2022
Adjustments to Summary Compensation Table Total to Calculate Compensation Actually Paid	PEO	Average for non-PEO NEOs
Decrease for amounts reported under the "Stock Awards" column in the Summary Compensation Table	$(1,480,618)	$(609,194)
Increase for fair value at year-end of awards granted during year that remain outstanding and unvested as of year-end	1,398,422	337,235
Increase for fair value at vesting date of awards that were granted and vested during the year	—	261,096
Decrease for change in fair value from prior year-end to current year-end of awards granted in prior years that were outstanding and unvested as of year-end	(401,858)	(78,797)
Decrease for change in fair value from prior year-end to vesting date of awards granted in prior years that vested during year	(44,143)	(87,038)
Total adjustments	$(528,197)	$(176,698)

	Year 2021
Adjustments to Summary Compensation Table Total to Calculate Compensation Actually Paid	PEO	Average for non-PEO NEOs
Decrease for amounts reported under the "Stock Awards" column in the Summary Compensation Table as well as amounts reported under the "Non-Equity Incentive Plan Compensation" column in the Summary Compensation Table for the portion of the long-term incentive component of the Executive Incentive Plan earned for performance during the three-year performance period ended December 31, 2021 that was paid in shares of the Company's common stock	$(1,623,209)	$(887,360)
Increase for fair value at year-end of awards granted during year that remain outstanding and unvested as of year-end	1,255,337	734,894
Decrease for change in fair value from prior year-end to current year-end of awards granted in prior years that were outstanding and unvested as of year-end	(87,125)	(36,999)
Increase for change in fair value from prior year-end to vesting date of awards granted in prior years that vested during year	68,704	28,311
Total adjustments	$(386,293)	$(161,154)

	Year 2020
Adjustments to Summary Compensation Table Total to Calculate Compensation Actually Paid	PEO	Average for non-PEO NEOs
Decrease for amounts reported under the "Stock Awards" column in the Summary Compensation Table	$(890,775)	$(445,388)
Increase for fair value at year-end of awards granted during year that remain outstanding and unvested as of year-end	1,793,016	785,420
Decrease for change in fair value from prior year-end to current year-end of awards granted in prior years that were outstanding and unvested as of year-end	(6,117)	(1,927)
Increase for change in fair value from prior year-end to vesting date of awards granted in prior years that vested during year	41,975	13,053
Total adjustments	$938,099	$351,158

Compensation Actually Paid vs. Total Shareholder Return
The following graph illustrates the relationship between compensation actually paid to our NEOs and our TSR as well as TSR for the FTSE NAREIT Mortgage REIT Index on a cumulative basis assuming investment of $100 on December 31, 2019:

Compensation Actually Paid vs. Net Income
The following graph compares our net income to compensation actually paid to our NEOs on an annual basis:

The Company accounts for its investments purchased prior to January 1, 2021 as available-for-sale with changes in fair value recorded in "other comprehensive income (loss)." Effective January 1, 2021, the
Company elected the fair value option for its investments purchased on or after that date with changes in fair value reported in "net income." As a result, net income for the years presented above in the Pay versus Performance Table and in the graph above does not include other comprehensive income (loss) of $(93.5) million, $(73.5) million, $(188.1) million, and $22.8 million, respectively.

Compensation Actually Paid vs. Company Selected Measure		The following graph illustrates the relationship between compensation actually paid to our NEOs and our total economic return:
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount		$ 113.47	[2]	101.29	[2]	119.67	[2]	117.01
Peer Group Total Shareholder Return Amount		79.78	[2],[3]	69.26	[2],[3]	94.04	[2],[3]	81.38
Net Income (Loss)		$ (6,130,000)		$ 143,161,000		$ 102,261,000		$ 177,529,000
Company Selected Measure Amount | percent		0.010		(0.094)	[4]	0.025	[4]	0.152
PEO Name		Mr. Boston
Measure:: 1
Pay vs Performance Disclosure
Name		absolute change in book value per common share
Measure:: 2
Pay vs Performance Disclosure
Name		relative change in book value per common share compared to a peer group
Measure:: 3
Pay vs Performance Disclosure
Name		absolute total economic return
Measure:: 4
Pay vs Performance Disclosure
Name		relative total economic return compared to a peer group
PEO | Adjustment for amounts reported under Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (2,931,062)		$ (1,480,618)		$ (1,623,209)		$ (890,775)
PEO | Adjustment for fair value at year-end of awards granted during year and unvested at year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,962,858		1,398,422		1,255,337		1,793,016
PEO | Adjustment for fair value at vesting date of awards granted and vested during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0		0
PEO | Adjustment for change in fair value from prior year end to current year end of stock awards granted in prior years that remain unvested at current year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(303,654)		(401,858)		(87,125)		(6,117)
PEO | Adjustment for change in fair value from prior year end to vesting date of awards granted in prior years that vested during current year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(16,325)		(44,143)		68,704		41,975
PEO | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(288,183)		(528,197)		(386,293)		938,099
Non-PEO NEO | Adjustment for amounts reported under Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,633,237)		(609,194)		(887,360)		(445,388)
Non-PEO NEO | Adjustment for fair value at year-end of awards granted during year and unvested at year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,656,840		337,235		734,894		785,420
Non-PEO NEO | Adjustment for fair value at vesting date of awards granted and vested during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0		261,096
Non-PEO NEO | Adjustment for change in fair value from prior year end to current year end of stock awards granted in prior years that remain unvested at current year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(109,372)		(78,797)		(36,999)		(1,927)
Non-PEO NEO | Adjustment for change in fair value from prior year end to vesting date of awards granted in prior years that vested during current year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(3,190)		(87,038)		28,311		13,053
Non-PEO NEO | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (88,959)		$ (176,698)		$ (161,154)		$ 351,158

[1]	For 2020-2023, Mr. Boston served as our Chief Executive Officer or PEO. During 2023, our non-PEO NEOs were Mr.Colligan and Ms. Popenoe. For 2022, our non-PEO NEOs were Messrs. Benedetti and Colligan and Ms. Popenoe. For 2020-2021, our non-PEO NEOs were Mr. Benedetti and Ms. Popenoe
[2]	Total Shareholder Return for the Company and the Peer Group assume $100 invested at December 31, 2019.
[3]	The Peer Group Total Shareholder Return is calculated based on the FTSE NAREIT Mortgage REIT Index.
[4]	Total economic return (TER) percentage is the sum of dividends declared per common share during the year plus the change in book value per common share for the year divided by the beginning book value per common share. While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance, the Company has determined that TER is the financial measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to Company performance. TER is a performance measure for our executives' PSU awards.